Series P High Yield Series Expense Example - Series P High Yield Series - Series P High Yield Series	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	$ 1,822